UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management
Address: 10000 Memorial Drive
         Suite 300
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Compliance Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   August 1, 2007

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 71
Form 13F Information Table Value Total: 263780

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adolor                         Common Stock     00724X102     3605   971800 SH       SOLE                   971800
Agere 6.5% 12/15/09            Conv Bond        00845VAA8     3229  3181000 SH       SOLE                  3181000
Allstate                       Common Stock     020002101     4574    74366 SH       SOLE                    74366
Alpha Natural Resources        Common Stock     02076X102     5042   242500 SH       SOLE                   242500
AmSurg Corp.                   Common Stock     03232P405     4786   198275 SH       SOLE                   198275
Anadarko Petroleum             Common Stock     032511107     6152   118330 SH       SOLE                   118330
Analog Devices                 Common Stock     032654105     3898   103558 SH       SOLE                   103558
Apollo Group Inc. CL A         Common Stock     037604105     4498    76975 SH       SOLE                    76975
Arlington Tanker Ltd           Common Stock     G04899103     8457   294866 SH       SOLE                   294866
Aspreva Pharmaceuticals        Common Stock     04538T109     3975   229775 SH       SOLE                   229775
AT&T                           Common Stock     030177109      486    11721 SH       SOLE                    11721
ATMI Inc.                      Common Stock     00207R101     5215   173825 SH       SOLE                   173825
Aviza Technology               Common Stock     05381A105      292    49485 SH       SOLE                    49485
Avocent Corp                   Common Stock     053893103     4399   151650 SH       SOLE                   151650
Barrett Business Svcs          Common Stock     068463108     4027   155901 SH       SOLE                   155901
Bottomline Technologies        Common Stock     101388106      763    61800 SH       SOLE                    61800
Career Education               Common Stock     141665109     3483   103125 SH       SOLE                   103125
Cascade Microtech              Common Stock     147322101      754    62900 SH       SOLE                    62900
CBS Corp 'B'                   Common Stock     124857202     4279   128424 SH       SOLE                   128424
Celgene                        Common Stock     151020104     1896    33065 SH       SOLE                    33065
Central Garden & Pet CL A      Common Stock     153527106     4254   362650 SH       SOLE                   362650
Charming Shoppes               Common Stock     161133103     3837   354250 SH       SOLE                   354250
Checkfree                      Common Stock     162813109     5159   128325 SH       SOLE                   128325
Christopher & Banks            Common Stock     171046105     4937   287850 SH       SOLE                   287850
Corinthian Colleges            Common Stock     218868107     3885   238500 SH       SOLE                   238500
Digi International             Common Stock     253798102     3415   231670 SH       SOLE                   231670
Eagle Bulk Shipping            Common Stock     Y2187A101     6581   293674 SH       SOLE                   293674
Eaton Vance Ltd Duration       Common Stock     27828H105     1877   105012 SH       SOLE                   105012
Enbridge Energy Partners       Common Stock     29250R106     1257    22625 SH       SOLE                    22625
Enterprise Prd Prtners LP      Common Stock     293792107     1052    33075 SH       SOLE                    33075
Epix Pharmaceuticals           Common Stock     26881Q101     1220   217466 SH       SOLE                   217466
Exxon Mobil                    Common Stock     30231G102     1135    13534 SH       SOLE                    13534
Felcor Lodging Pfd             Preferred Stock  31430F200     2780   109450 SH       SOLE                   109450
First Mercury Financial        Common Stock     320841109     3695   176200 SH       SOLE                   176200
Genco Shipping & Trading       Common Stock     Y2685T107     4584   111100 SH       SOLE                   111100
Global Payments                Common Stock     37940X102     4836   121975 SH       SOLE                   121975
Haverty Furniture              Common Stock     419596101     3567   305625 SH       SOLE                   305625
International Rectifier        Common Stock     460254105     6129   164485 SH       SOLE                   164485
Intevac                        Common Stock     461148108     3617   170150 SH       SOLE                   170150
Invitrogen                     Common Stock     46185R100     6390    86650 SH       SOLE                    86650
ISIS Pharmaceuticals           Common Stock     464330109     2205   227775 SH       SOLE                   227775
Lattice Semiconductor          Common Stock     518415104     5038   880700 SH       SOLE                   880700
Microchip Technology Inc.      Common Stock     595017104     3872   104525 SH       SOLE                   104525
Newport Corp                   Common Stock     651824104     5422   350290 SH       SOLE                   350290
Nighthawk Radiology            Common Stock     65411N105     4592   254400 SH       SOLE                   254400
Omnivision Technologies        Common Stock     682128103     4495   248200 SH       SOLE                   248200
Oplink Communications          Common Stock     68375Q106      479    31908 SH       SOLE                    31908
Pacer International            Common Stock     69373H106     4124   175343 SH       SOLE                   175343
Petsmart                       Common Stock     716768106     4984   153575 SH       SOLE                   153575
Plains All Amern Pipeline LP   Common Stock     726503105     5397    84788 SH       SOLE                    84788
PowerShares Healthcare         Common Stock     73935X351      485    16920 SH       SOLE                    16920
Precision Drilling             Common Stock     740215108     4211   172231 SH       SOLE                   172231
Quanta Services 4% 7/1/07      Conv Bond        74762EAA0     3018  3064000 SH       SOLE                  3064000
Radyne                         Common Stock     750611402      929    87050 SH       SOLE                    87050
Salix Pharmaceuticals          Common Stock     795435106     4411   358623 SH       SOLE                   358623
Ship Finance Intl              Common Stock     G81075106     7662   258147 SH       SOLE                   258147
Sirenza Microdevices           Common Stock     82966T106     6215   523550 SH       SOLE                   523550
Sport Supply Group             Common Stock     194589206     1058   108950 SH       SOLE                   108950
Standard Microsystems          Common Stock     853626109     6553   190825 SH       SOLE                   190825
Symmetry Medical               Common Stock     871546206     4053   253150 SH       SOLE                   253150
Syneron Medical                Common Stock     M87245102     2814   112775 SH       SOLE                   112775
Sypris Solutions               Common Stock     871655106     1771   220764 SH       SOLE                   220764
TEPPCO Partners LP             Common Stock     872384102     1114    25118 SH       SOLE                    25118
Tesco Corp                     Common Stock     88157K101      654    20750 SH       SOLE                    20750
Texas Capital Bancshares       Common Stock     88224Q107     6003   268600 SH       SOLE                   268600
Travelers                      Common Stock     792860108     4073    76129 SH       SOLE                    76129
Tuesday Morning                Common Stock     899035505     5199   420658 SH       SOLE                   420658
Ultra Petroleum                Common Stock     903914109     5381    97410 SH       SOLE                    97410
UnitedHealth                   Common Stock     91324P102     4403    86091 SH       SOLE                    86091
Universal Display              Common Stock     91347P105     1002    63751 SH       SOLE                    63751
Viacom Inc B                   Common Stock     92553P201     4150    99686 SH       SOLE                    99686